Investment Strategy	Oct. 28, 2026
DGI Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is intended to be a direct investment option for residents of the Commonwealth of Puerto Rico (“Puerto Rico” or the “Commonwealth”) as well as an investment option for individual retirement accounts (“IRA”) under the laws of Puerto Rico. The investment objectives of the Fund are to seek for the shareholders long-term capital appreciation and current income consistent with the investment policies of the Fund and prudent investment management. The Fund seeks to attain its investment objectives by investing in a diversified portfolio of equity and fixed income securities with capital appreciation and current income potential and, as such, intends to operate as a “balanced” fund. Under normal circumstances, the Fund intends to invest between 30% and 70% of its net assets in equity securities and the remainder in fixed income securities.

The equity securities in which the Fund principally invests will be those of small-, mid-, and large-capitalization issuers. The Fund may gain exposure to such securities by investing in other investment companies, including ETFs. The Fund will not concentrate its investments in a particular industry, consistent with its investment restrictions, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

The Fund seeks to attain its investment objectives through its investment in the following types of securities:

●	Any equity security issued by an entity domiciled within or outside of the United States;

●	Any corporate bond, with an investment grade rating at the time of purchase (i.e., securities rated BBB/Baa or above by one or more ratings agencies or determined by the Investment Adviser to be of equivalent quality);

•	Securities or certificates which: (i) evidence beneficial ownership interests in trust funds consisting of pools of FHA/VA Mortgages, which are further guaranteed as to the timely payment of principal and interest by the Government National Mortgage Association (“GNMA Certificates”), (ii) are guaranteed by the Federal National Mortgage Association (“FNMA Certificates”), (iii) are guaranteed as to the timely payment of scheduled principal and interest at the applicable certificate rate and as to the full collection of principal on the mortgages by the Federal Home Loan Mortgage Corporation (“FHLMC Certificates”), or (iv) evidence beneficial ownership interests (including zero coupon, floating-rate, interest only (“IO”), principal only (“PO”), and residual certificates) in trust funds consisting of GNMA Certificates, FNMA Certificates and/or FHLMC Certificates, all the above are collectively referred to hereinafter as “Mortgage Securities”;

●	Obligations of, or loans guaranteed by, a municipal issuer or any of its instrumentalities, agencies or political subdivisions; with an investment grade rating, provided that no more than 34% of the total assets of the Fund may be invested in such obligations;

●	Any security or obligation which is issued or guaranteed by the United States Government or an agency or instrumentality thereof;

●	Investment shares or shares issued by any registered investment companies, such as ETFs, including investment companies sponsored by Oriental Trust or any of its affiliates;

●	Any other debt securities with an investment grade rating;

●	Short-term, high-quality fixed-income securities, cash or cash equivalents, including money market funds; or

●	Monies received by the Fund, whether by way of the proceeds from the sale of shares or as a result of interest or dividend income or the return on principal, are invested or reinvested in securities which meet the investment requirements of the Fund.

DGI U.S. Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a U.S. “government money market fund” (as defined in Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”)) that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements fully collateralized by cash or government securities. In addition, under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities and repurchase agreements fully collateralized by government securities. The term “government securities” generally means any security issued or guaranteed as to principal or interest by the U.S. government or certain of its agencies or instrumentalities, or any certificate of deposit for such securities. The Fund may invest in shares of other government money market funds.

As a money market fund, the Fund is subject to the requirements of Rule 2a-7 with respect to the quality, maturity, diversification and liquidity of the Fund’s investments. The Fund invests only in U.S. dollar denominated securities maturing within 397 calendar days of the date of purchase, with certain exceptions permitted by applicable regulations. The Fund maintains a dollar-weighted average portfolio maturity of no more than 60 calendar days, and a dollar-weighted average life to maturity as determined without exceptions regarding certain interest rate adjustments under Rule 2a-7 of no more than 120 calendar days. As noted, the Fund must (as a government money market fund) invest at least 99.5% of its total assets in cash, government securities, or repurchase agreements fully collateralized by cash or government securities. The Fund will limit investments in excess of this 99.5% requirement to securities that are “Eligible Securities” as defined by applicable regulations at the time of purchase. Eligible Securities are (i) government securities, (ii) shares of other money market funds, and (iii) securities determined to present minimal credit risks by the Investment Adviser pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

In selecting securities for the Fund’s portfolio, the Investment Adviser focuses on securities that offer safety, liquidity, and a competitive yield.

The Fund normally holds portfolio securities to maturity but may sell a security when the Investment Adviser deems it advisable, such as when market or credit factors materially change.

For a description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities, please see “Portfolio Holdings Disclosure Policies and Procedures” in the Fund’s Statement of Additional Information (“SAI”).

The Fund is designed solely for Qualifying Investors (as defined in the section entitled “Tax Information” below). The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies (“RICs”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “U.S. Code”). The Fund will not qualify as a RIC and non-Qualifying Investors may suffer adverse consequences as a result.